SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities Held in Trust Account
Cash withdrawn from Trust Account to pay franchise and income taxes		$ 334,927
Income Taxes
Unrecognized tax benefits	$ 0	0	$ 0
Amounts accrued for interest and penalties	$ 0	$ 0	$ 0
Net Loss Per Common Share
Exclusion of shares in calculation of diluted loss per share	14,166,667	14,166,667
Concentrations of Credit Risk	$ 250,000	$ 250,000